SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of land use rights, net (Detail) - Land use rights, net	Dec. 31, 2025
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	37 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and software estimated useful lives	50 years